Allowance for Loan Losses (Details 11) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accretable yield, or income expected to be collected on purchased loans
Beginning balance	$ 73	$ 128
Reclassification from nonaccretable yield	0	2
Accretion of income	55	57
Ending balance	$ 18	$ 73